Supplemental Cash Flow Disclosures	12 Months Ended
Jan. 31, 2024
Supplemental Cash Flow Disclosures
Supplemental Cash Flow Disclosures

14. Supplemental Cash Flow Disclosures

	January 31, 2024 $	January 31, 2023 $	January 31, 2022 $
Non-cash investing and financing activities:
Common shares issued for services	–	29,737	115,500
Common shares of MedMelior issued for services	–	2,961,835	–
Common shares issued for settlement of accounts payable	–	–	40,331
Common shares issued for conversion of debentures	–	493,253	–
Common shares issued as share issue costs	–	–	724,690
Common shares and share purchase warrants issued on exercise of special warrants	–	–	2,794,868
Compensation options granted as share issue costs	–	–	896,466
Brokers’ warrants granted as share issue costs	45,371	–	–